Section 16(a) Beneficial Ownership Reporting Compliance

Based on the Fund’s review of Forms 3, 4 and 5, and amendments thereto, filed during the most recent fiscal year, the Fund believes that all Section 16 reporting persons have complied with the filing requirements of Section 16(a) of the Securities Exchange Act of 1934.